Risk information - Foreign currency position (Details) - FX kr in Millions	Dec. 31, 2025 SEK (kr) £ / kr $ / kr R$ / kr ¥ / kr $ / kr $ / kr € / kr	Dec. 31, 2024 SEK (kr) ¥ / kr € / kr £ / kr $ / kr $ / kr R$ / kr $ / kr
Total foreign currency position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share at year-end (as a %)	3.10%	4.20%
Currency position	kr (291)	kr 50
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | $ / kr	6.1682	6.8684
Share at year-end (as a %)	0.90%	0.70%
Currency position	kr 214	kr 187
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | € / kr	10.8308	11.4822
Share at year-end (as a %)	0.60%	1.20%
Currency position	kr (155)	kr 297
MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | $ / kr	0.5134	0.5406
Share at year-end (as a %)	0.50%	0.40%
Currency position	kr (137)	kr (107)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | R$ / kr	1.6782	1.7876
Share at year-end (as a %)	0.30%	0.10%
Currency position	kr (65)	kr (19)
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | $ / kr	9.2140	11.0488
Share at year-end (as a %)	0.10%	0.80%
Currency position	kr (27)	kr (210)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | ¥ / kr	0.0589	0.0703
Share at year-end (as a %)	0.00%	0.20%
Currency position	kr 12	kr 54
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exchange rate | £ / kr	12.4029	13.8574
Share at year-end (as a %)	0.00%	0.20%
Currency position	kr (3)	kr (59)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share at year-end (as a %)	0.70%	0.60%
Currency position	kr (130)	kr (93)